INVESTMENTS IN SECURITIES - Available-for-sale securities, fair value to amortized cost basis (Details) - JPY (¥) ¥ in Thousands	Mar. 31, 2017	Mar. 31, 2016
INVESTMENTS IN SECURITIES
Total, Cost		¥ 209,991,000
Gross unrealized gain		431,550,000
Gross unrealized loss		1,621,000
Fair value		639,920,000
Equity securities
INVESTMENTS IN SECURITIES
Total, Cost	¥ 107,550,000	107,550,000
Gross unrealized gain	392,850,000	431,550,000
Fair value	¥ 500,400,000	539,100,000
Debt securities
INVESTMENTS IN SECURITIES
Total, Cost		102,441,000
Gross unrealized loss		1,621,000
Fair value		¥ 100,820,000